Investment - Summary of Amounts of Financial Position and Income Statements of Profit or Loss of Joint Ventures (Detail) - BRL (R$) shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2017	Dec. 31, 2015
Disclosure of joint ventures [line items]
Current assets	R$ 16,211,707	R$ 15,490,111		R$ 13,366,127
Non-current assets	14,287,688	12,794,235		10,708,389
Current liabilities	6,336,798	7,009,688		5,484,299
Non-current liabilities	14,362,568	11,650,620		10,114,166
Equity	9,800,029	9,624,038	R$ 8,476,050	R$ 8,476,051	R$ 7,974,129
Net revenue from sales and services	90,697,983	79,230,014	76,740,033
Net income (loss)	1,132,320	1,525,865	1,546,816
Uniao vopak [member]
Disclosure of joint ventures [line items]
Current assets	8,432	7,110
Non-current assets	8,552	6,627
Current liabilities	1,814	1,210
Non-current liabilities	280	336
Equity	14,890	12,191
Net revenue from sales and services	16,938	15,260	12,030
Costs, operating expenses and income	(13,154)	(10,852)	(12,430)
Net financial income and income and social contribution taxes	(1,084)	(1,252)	346
Net income (loss)	R$ 2,700	R$ 3,156	R$ (54)
Number of shares or units held	29,995	29,995	29,995
% of capital held	50.00%	50.00%	50.00%
Rpr [member]
Disclosure of joint ventures [line items]
Current assets	R$ 370,250	R$ 389,022
Non-current assets	147,054	128,417
Current liabilities	385,079	297,762
Non-current liabilities	71,635	54,821
Equity	60,590	164,856
Net revenue from sales and services	2,092,548	1,579,286	R$ 1,490,516
Costs, operating expenses and income	(2,083,592)	(1,433,030)	(1,361,551)
Net financial income and income and social contribution taxes	(261)	(37,193)	(39,379)
Net income (loss)	R$ 8,695	R$ 109,063	R$ 89,586
Number of shares or units held	5,078,888	5,078,888	5,078,888
% of capital held	33.00%	33.00%	33.00%
Connect car [member]
Disclosure of joint ventures [line items]
Current assets	R$ 129,152	R$ 90,242
Non-current assets	150,054	132,785
Current liabilities	130,414	100,564
Non-current liabilities	14	12
Equity	148,778	122,451
Net revenue from sales and services	57,506	33,935	R$ 30,058
Costs, operating expenses and income	(114,336)	(100,444)	(105,800)
Net financial income and income and social contribution taxes	19,343	24,530	26,974
Net income (loss)	R$ (37,487)	R$ (41,979)	R$ (48,768)
Number of shares or units held	193,768,000	169,860,500	145,860,500
% of capital held	50.00%	50.00%	50.00%